UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-09038

The Olstein Funds
 (Exact name of registrant as specified in charter)

4 Manhattanville Road
Purchase, NY 10577
(Address of principal executive offices) (Zip code)

Robert A. Olstein
4 Manhattanville Road
Purchase, NY 10577
 (Name and address of agent for service)

1-800-799-2113
Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2017

Item 1. Schedule of Investments.

OLSTEIN ALL CAP VALUE FUND
Schedule of Investments as of March 31, 2017 (Unaudited)

COMMON STOCKS - 90.7%	Shares	Value
Aerospace & Defense - 1.2%
United Technologies Corporation	76,000	$8,527,960

Air Delivery & Freight Services - 1.6%
FedEx Corp.	21,200	4,137,180
United Parcel Service, Inc. - Class B	67,000	7,189,100
		11,326,280
Airlines - 3.3%
Delta Air Lines, Inc.	197,500	9,077,100
JetBlue Airways Corporation (a)	347,000	7,151,670
Spirit Airlines, Inc. (a)	124,950	6,631,097
		22,859,867
Auto Components - 2.1%
BorgWarner, Inc.	87,000	3,635,730
Delphi Automotive PLC (b)	85,000	6,841,650
The Goodyear Tire & Rubber Company	113,000	4,068,000
		14,545,380
Auto Manufacturers - 1.3%
General Motors Company	254,500	8,999,120

Beverages - 0.6%
PepsiCo, Inc.	38,000	4,250,680

Biotechnology - 1.0%
Charles River Laboratories International, Inc. (a)	76,800	6,908,160

Commercial Banks - 4.9%
The Bank of New York Mellon Corporation	141,888	6,701,370
BB&T Corporation	96,000	4,291,200
Citizens Financial Group Inc.	178,500	6,167,175
Fifth Third Bancorp	232,000	5,892,800
Prosperity Bancshares, Inc.	76,400	5,325,844
U.S. Bancorp	113,500	5,845,250
		34,223,639
Commercial Services - 1.5%
Moody’s Corporation	45,300	5,075,412
S&P Global Inc.	41,000	5,360,340
		10,435,752
Communications Equipment - 1.0%
Cisco Systems, Inc.	206,000	6,962,800

Computers & Peripherals - 1.1%
Apple Inc.	53,000	7,613,980

Consumer Finance - 3.6%
American Express Company	110,900	8,773,299
MasterCard, Inc. - Class A	49,000	5,511,030
Visa Inc. - Class A	122,000	10,842,140
		25,126,469
Consumer Services - 0.8%
ServiceMaster Global Holdings Inc. (a)	124,488	5,197,374

Containers & Packaging - 2.2%
Owens-Illinois, Inc. (a)	397,000	8,090,860
WestRock Company	137,000	7,128,110
		15,218,970
Diversified Financial Services - 4.8%
Franklin Resources, Inc.	122,700	5,170,578
Invesco Ltd. (b)	320,432	9,814,832
Janus Capital Group Inc.	612,650	8,086,980
Legg Mason, Inc.	280,000	10,110,800
		33,183,190
E-Commerce - 1.5%
eBay Inc. (a)	311,199	10,446,950

Electronic Equipment & Instruments - 1.2%
Keysight Technologies, Inc. (a)	229,200	8,283,288

Energy - 0.5%
Exxon Mobil Corporation	46,000	3,772,460

Food & Drug Retailers - 1.4%
CVS Health Corporation	121,925	9,571,112

Food Products - 1.5%
Hormel Foods Corporation	152,000	5,263,760
The JM Smucker Company	36,700	4,810,636
		10,074,396
Health Care Equipment & Supplies - 10.6%
Becton, Dickinson and Company	36,100	6,622,184
Danaher Corporation	65,000	5,559,450
Hill-Rom Holdings, Inc.	62,000	4,377,200
Hologic, Inc. (a)	167,000	7,105,850
Intuitive Surgical, Inc. (a)	8,600	6,591,642
Medtronic, PLC (b)	121,000	9,747,760
Patterson Companies Inc.	227,800	10,303,394
Stryker Corporation	19,000	2,501,350
VWR Corporation (a)	342,300	9,652,860
Zimmer Biomet Holdings, Inc.	88,000	10,745,680
		73,207,370
Health Care Providers & Services - 1.7%
UnitedHealth Group Incorporated	41,000	6,724,410
Universal Health Services, Inc. - Class B	41,000	5,102,450
		11,826,860
Hotels & Leisure - 1.1%
SeaWorld Entertainment Inc.	410,000	7,490,700

Household Durables - 1.7%
Newell Brands, Inc.	139,000	6,556,630
Snap-on Incorporated	30,000	5,060,100
		11,616,730
Household Products - 1.8%
Coty, Inc. - Class A	371,000	6,726,230
The Procter & Gamble Company	60,000	5,391,000
		12,117,230
Industrial Conglomerates - 1.1%
General Electric Company	251,000	7,479,800

Industrial Equipment Wholesale - 0.8%
WESCO International, Inc. (a)	77,150	5,365,783

Information Technology Services - 0.5%
International Business Machines Corporation (IBM)	21,000	3,656,940

Insurance - 2.7%
Aon PLC (b)	72,000	8,545,680
Marsh & McLennan Companies, Inc.	67,000	4,950,630
The Travelers Companies, Inc.	41,000	4,942,140
		18,438,450
Internet Software & Services - 1.7%
Alphabet Inc. - Class C (a)	8,500	7,051,260
Conduent Inc. (a)	281,300	4,720,214
		11,771,474
Machinery - 1.6%
Caterpillar Inc.	55,500	5,148,180
Regal Beloit Corporation	81,917	6,197,021
		11,345,201
Materials - 0.8%
Axalta Coating Systems Ltd. (a)(b)	165,500	5,329,100

Media - 7.9%
Comcast Corporation - Class A	210,000	7,893,900
Discovery Communications, Inc. - Class C (a)	391,040	11,070,342
Scripps Networks Interactive Inc. - Class A	97,800	7,664,586
Twenty-First Century Fox, Inc. - Class B	318,000	10,106,040
Viacom Inc. - Class B	155,000	7,226,100
The Walt Disney Company	92,000	10,431,880
		54,392,848
Office Electronics - 1.5%
Zebra Technologies Corporation - Class A (a)	114,100	10,411,625

Pharmaceuticals - 1.4%
Akorn, Inc. (a)	156,000	3,756,480
Johnson & Johnson	29,000	3,611,950
Zoetis Inc.	44,000	2,348,280
		9,716,710
Semiconductor & Semiconductor Equipment - 1.5%
Intel Corporation	149,000	5,374,430
IPG Photonics Corporation (a)	44,100	5,322,870
		10,697,300
Software - 3.4%
Microsoft Corporation	157,000	10,340,020
Oracle Corporation	297,000	13,249,170
		23,589,190
Specialty Retail - 5.3%
Bed Bath & Beyond Inc.	243,000	9,588,780
Big Lots, Inc.	60,900	2,964,612
DSW Inc. - Class A	393,150	8,130,342
Lowe’s Companies, Inc.	68,000	5,590,280
Vitamin Shoppe, Inc. (a)	500,063	10,076,269
		36,350,283
Telecommunications - 1.1%
Corning Incorporated	127,600	3,445,200
Verizon Communications, Inc.	84,000	4,095,000
		7,540,200

Textiles, Apparel & Luxury Goods - 3.5%
Coach, Inc.	117,400	4,852,142
Michael Kors Holdings Limited (a)(b)	193,787	7,385,223
NIKE, Inc. - Class B	66,000	3,678,180
Skechers U.S.A., Inc. - Class A (a)	224,978	6,175,646
VF Corporation	33,000	1,814,010
		23,905,201
Transportation Equipment - 0.6%
The Greenbrier Companies, Inc.	102,600	4,422,060

Waste Management - 1.3%
Stericycle, Inc. (a)	109,000	9,035,010

TOTAL COMMON STOCKS (Cost $564,596,967)		627,233,892

SHORT-TERM INVESTMENT - 9.9%
Money Market Mutual Fund - 9.9%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 0.60% (c)	68,556,816	68,556,816
TOTAL SHORT-TERM INVESTMENT (Cost $68,556,816)		68,556,816

TOTAL INVESTMENTS - 100.6%
(Cost $633,153,783)		695,790,708
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%		(4,102,517)
TOTAL NET ASSETS - 100.0%		$691,688,191

(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows*:

	Cost of investments	$633,153,783
	Gross unrealized appreciation	86,267,205
	Gross unrealized depreciation	(23,630,280)
	Net unrealized appreciation	$62,636,925

* Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

OLSTEIN STRATEGIC OPPORTUNITIES FUND
Schedule of Investments as of March 31, 2017 (Unaudited)

COMMON STOCKS - 93.7%	Shares	Value
Aerospace & Defense - 1.7%
Astronics Corporation - Class B (a)	83,700	$2,655,801

Airlines - 3.3%
Spirit Airlines, Inc. (a)	99,400	5,275,158

Auto Components - 1.3%
Miller Industries, Inc.	78,461	2,067,447

Biotechnology - 1.7%
Charles River Laboratories International, Inc. (a)	30,000	2,698,500

Commercial Banks - 3.9%
Citizens Financial Group Inc.	104,250	3,601,837
Prosperity Bancshares, Inc.	35,900	2,502,589
		6,104,426
Communications Equipment - 2.4%
Harmonic Inc. (a)	622,410	3,703,340

Consumer Services - 1.6%
ServiceMaster Global Holdings Inc. (a)	59,692	2,492,141

Containers & Packaging - 5.2%
Owens-Illinois, Inc. (a)	253,650	5,169,387
WestRock Company	58,400	3,038,552
		8,207,939
Diversified Financial Services - 6.2%
Janus Capital Group Inc.	327,500	4,323,000
Legg Mason, Inc.	152,400	5,503,164
		9,826,164
Electronic Equipment & Instruments - 3.1%
Keysight Technologies, Inc. (a)	136,700	4,940,338

Environmental Control - 2.4%
CECO Environmental Corp.	360,900	3,793,059

Health Care Equipment & Supplies - 13.8%
Hill-Rom Holdings, Inc.	40,400	2,852,240
Natus Medical Incorporated (a)	83,400	3,273,450
Patterson Companies Inc.	119,500	5,404,985
VWR Corporation (a)	157,300	4,435,860
Zimmer Biomet Holdings, Inc.	46,700	5,702,537
		21,669,072
Hotels & Leisure - 2.3%
SeaWorld Entertainment Inc.	197,650	3,611,066

Household Durables - 2.1%
Lifetime Brands, Inc.	165,727	3,331,113

Industrial Equipment Wholesale - 2.4%
WESCO International, Inc. (a)	54,900	3,818,295

Internet & Catalog Retail - 2.0%
FTD Companies, Inc. (a)	157,000	3,161,980

Internet Software & Services - 1.3%
Conduent Inc. (a)	119,416	2,003,800

Machinery - 3.7%
Federal Signal Corporation	118,593	1,637,769
Regal Beloit Corporation	55,400	4,191,010
		5,828,779
Materials - 1.5%
Axalta Coating Systems Ltd. (a)(b)	73,400	2,363,480

Office Electronics - 4.1%
Zebra Technologies Corporation - Class A (a)	71,300	6,506,125

Pharmaceuticals - 2.2%
Akorn, Inc. (a)	70,000	1,685,600
Prestige Brands Holdings, Inc. (a)	32,000	1,777,920
		3,463,520
Restaurants - 4.8%
DineEquity, Inc.	47,000	2,557,740
Potbelly Corporation (a)	357,700	4,972,030
		7,529,770
Semiconductor & Semiconductor Equipment - 4.1%
IPG Photonics Corporation (a)	23,440	2,829,208
Vishay Intertechnology, Inc.	57,372	943,769
Xperi Corporation	77,170	2,619,922
		6,392,899
Specialty Retail - 10.7%
Bed Bath & Beyond Inc.	102,000	4,024,920
Big Lots, Inc.	35,200	1,713,536
DSW Inc. - Class A	181,700	3,757,556
Hibbett Sports Inc. (a)	53,050	1,564,975
Vitamin Shoppe, Inc. (a)	290,100	5,845,515
		16,906,502
Textiles, Apparel & Luxury Goods - 1.3%
Skechers U.S.A., Inc. - Class A (a)	76,066	2,088,012

Transportation Equipment - 2.8%
The Greenbrier Companies, Inc.	75,400	3,249,740
Wabash National Corporation	54,600	1,129,674
		4,379,414
Waste Management - 1.8%
Stericycle, Inc. (a)	33,800	2,801,682

TOTAL COMMON STOCKS (Cost $142,396,529)		147,619,822

SHORT-TERM INVESTMENT - 6.3%
Money Market Mutual Fund - 6.3%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 0.60% (c)	9,933,524	9,933,524
TOTAL SHORT-TERM INVESTMENT (Cost $9,933,524)		9,933,524

TOTAL INVESTMENTS - 100.0%
(Cost $152,330,053)		157,553,346
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%		(59,658)
TOTAL NET ASSETS - 100.0%		$157,493,688

(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows*:

	Cost of investments	$152,330,053
	Gross unrealized appreciation	15,280,218
	Gross unrealized depreciation	(10,056,925)
	Net unrealized appreciation	$5,223,293

* Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Fair Value Measurement Summary at March 31, 2017 (Unaudited)

The Trust has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized in the three broad levels listed below.

Level 1 -	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
All Cap Value Fund
Equity
Consumer Discretionary	$172,944,587	$-	$-	$172,944,587
Financials	110,565,360	-	-	110,565,360
Health Care	101,659,100	-	-	101,659,100
Information Technology	101,368,937	-	-	101,368,937
Industrials	80,361,960	-	-	80,361,960
Consumer Staples	36,013,418	-	-	36,013,418
Materials	20,548,070	-	-	20,548,070
Energy	3,772,460	-	-	3,772,460
Total Equity	627,233,892	-	-	627,233,892
Short-Term Investment	68,556,816	-	-	68,556,816
Total Investments in Securities	$695,790,708	$-	$-	$695,790,708

Strategic Opportunities Fund
Equity
Consumer Discretionary	$41,188,030	$-	$-	$41,188,030
Industrials	29,495,958	-	-	29,495,958
Health Care	27,831,092	-	-	27,831,092
Information Technology	22,602,732	-	-	22,602,732
Financials	15,930,591	-	-	15,930,591
Materials	10,571,419	-	-	10,571,419
Total Equity	147,619,822	-	-	147,619,822
Short-Term Investment	9,933,524	-	-	9,933,524
Total Investments in Securities	$157,553,346	$-	$-	$157,553,346

There were no transfers between levels during the reporting period, as compared to their classification from the most recent annual report.  It is the Funds’ policy to recognize transfers at the end of the reporting period.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Olstein Funds

By            /s/ Robert A. Olstein
                                 Robert A. Olstein, President

Date       5/24/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By            /s/ Robert A. Olstein
                                 Robert A. Olstein, President

Date       5/24/2017

By            /s/ Michael Luper
                                 Michael Luper, Treasurer

Date       5/24/2017